UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               ------------------

Check here if Amendment  (  );   Amendment Number: _______________
This Amendment (Check only one.): (  ) is a restatement.
                                  (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Commonfund Asset Management Company, Inc.
Address: 15 Old Danbury Road
         P. O. Box 812
         Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael H. Strauss
Title:   Executive Vice President, Commonfund Asset Management Company, Inc.
Phone:   203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael H. Strauss              Wilton, CT                   11/12/12
--------------------------        -------------                 ----------
(Signature)                       (City, State)                   (Date)

Report Type (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.     Form 13F File Number      Name of Sub-adviser
---     --------------------      -------------------

 1      28-06538                  AEW Capital Management, L.P.
 2      28-05508                  Aronson + Johnson + Ortiz
 3      28-05267                  Delaware Investments
 4      28-06035                  D.G. Capital Management, Inc.
 5      28-01185                  Frontier Capital Management Co.
 6      28-13070                  GLG, Inc.
 7      28-2013                   Harris Associates, L.P.
 8      28-10329                  Income Research & Management
 9      28-10706                  IronBridge Capital Management
 10     801-39502                 Jarislowsky Fraser Ltd.
 11     28-11937                  JP Morgan Investment Management, Inc.
 12     28-10469                  Lazard Asset Management LLC
 13     28-12154                  Levin Capital Securities, LP
 14     28-06748                  Marsico Asset Management, LLC
 15     28-04632                  Martingale Asset Management
 16     28-14187                  Odey Asset Management LLP
 17     28-1399                   Southeastern Asset Management, Inc.
 18     28-01693                  Steinberg Asset Management, LLC
 19     28-02927                  Water Street Capital Inc.
 20     28-1700                   Western Asset Management Company
 21     28-517                    Wellington Management Company, LLP

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               3
                                        ----------
Form 13F Information Table Entry Total:         16
                                        ----------
Form 13F Information Table Value Total:   $ 32,843
                                        ----------
                                        (thousands)

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

List of Other Included Managers:


No.    Form 13F File Number    Name of Sub-adviser
---    --------------------    -------------------

 1     None                    GSI Bermuda, Ltd

 2     None                    Hexam Capital Partners

 3     None                    Trinity Street Asset Management

                          Form 13(f) Information Table

     Column 1         Column 2       Column 3   Column 4                 Column 5          Column 6    Column 7        Column 8
     --------        ---------      ---------  ---------                 --------          ---------   --------        --------
                                                       Value    Shares or   Shares/  Put/  Investment    Other     Voting Authority
  Name of Issuer          Title of Class    Cusip     (x$1000)   PRN Amt.    PRN     Call  Discretion  Managers   Sole  Shared  None
  --------------          --------------    -----     --------   --------    ---     ----  ----------  --------   ----  ------  ----
Focus Media Holdings      ADR             34415V109     2,278      97,362                   Defined        1       x
Baidu Inc                 Sponsored ADR   056752108     1,648      14,102                   Defined        2       x
Itau Unibanco Hldg        Sponsored ADR   465562106     3,733     244,252                   Defined        2       x
Petroleo Brasileiro SA
   Petrobras              Sponsored ADR   71654V408     2,467     107,547                   Defined        2       x
Qihoo 360 Technologies    ADR             74734M109       845      38,298                   Defined        2       x
TIM Participacoes SA      Sponsored ADR   88706P 20 5   2,740     142,541                   Defied         2       x
Vale SA                   ADR             91912E 10 5   3,026     169,084                   Defined        2       x
Wuxi Pharmatech Inc       ADR             929352102       693       46428                   Defined        2       x
Altera Corp               Common Stock    021441100     2,084      61,300                   Defined        3
Celanese Corp Series A    Common Stock    150870103     1,840      48,550                   Defined        3
Citigroup Inc             Common Stock    172967424     2,156      65,900                   Defined        3
Flowserve Corp            Common Stock    34354P105     1,903      14,900                   Defined        3
Google Inc Cl A           Common Stock    38259P508     2,037       2,700                   Defined        3
Masco Corp                Common Stock    574599106     2,253     149,700                   Defined        3
Petrobras Brasileiro SA
   Petrobras              Sponsored ADR   71654V408     1,846      80,500                   Defined        3
Six Flags Entertainment
   Corp                   Common Stock    83001A102     1,294      22,000                   Defined        3